Significant Accounting Policies - Additional Information (Details)	1 Months Ended	3 Months Ended								12 Months Ended
	Jan. 31, 2018 entity	Dec. 31, 2017 USD ($) country entity	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) country entity	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		$ 951,189,000	$ 818,601,000	$ 1,017,108,000	$ 598,978,000	$ 894,416,000	$ 770,833,000	$ 978,493,000	$ 658,122,000	$ 3,385,876,000	$ 3,301,864,000	$ 3,399,774,000
Cash and cash equivalents		320,567,000				295,785,000				$ 320,567,000	295,785,000
Receivables deemed uncollectible, period										2 years
Income from discontinued operations, net of tax expense		28,879,000	$ (36,309,000)	$ 33,943,000	$ 46,413,000	14,829,000	$ (39,268,000)	$ 23,698,000	$ 34,187,000	$ 72,926,000	33,446,000	8,354,000
Deferred online course development costs		57,995,000				52,510,000				57,995,000	52,510,000
Deferred accreditation costs		2,936,000				2,472,000				2,936,000	2,472,000
Deferred costs, gross		164,552,000				146,087,000				164,552,000	146,087,000
Accumulated amortization of deferred costs		(103,621,000)				(91,105,000)				(103,621,000)	(91,105,000)
Unamortized balances of deferred financing costs		105,299,000				42,184,000				105,299,000	42,184,000
Advertising costs										222,724,000	221,482,000	226,659,000
Restricted cash included in operating cash inflows (outflows)										3,824,000	(7,686,000)	(932,000)
Restricted cash included in investing cash outflows										(39,848,000)	(28,063,000)	(15,452,000)
Cumulative effect of adoption to retained earnings		(946,236,000)				(1,037,701,000)				(946,236,000)	(1,037,701,000)
Accounting Standards Update 2015-17
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in current deferred tax assets						101,500,000					101,500,000
Decrease in current deferred tax liabilities						5,300,000					5,300,000
Accounting Standards Update 2014-09 | Pro Forma | Difference between Revenue Guidance in Effect before and after Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption to retained earnings		$ 2,000,000								2,000,000
Chile
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues										$ 617,213,000	564,592,000	536,530,000
Variable Interest Entity, Primary Beneficiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of consolidated entities (entity) | entity										12
Number of countries with variable interest entities (country) | country		8								8
Revenues										$ 123,237,000	113,276,000	106,005,000
Cash and cash equivalents		$ 100,971,000				$ 72,540,000				100,971,000	72,540,000
Income from discontinued operations, net of tax expense										30,145	29,724	6,627
Variable Interest Entity, Primary Beneficiary | Chile
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents		$ 101,000,000								$ 101,000,000
Number of entities with cash balances (entity) | entity		3								3
Variable Interest Entity, Primary Beneficiary | Subsequent Event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of VIE entities sold (entity) | entity	1
Variable Interest Entity, Primary Beneficiary | Central America & U.S. Campuses
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Non-operating investment income										$ 11,696,000	$ 11,061,000	$ 10,297,000
Continuing Operations | Variable Interest Entity, Primary Beneficiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of consolidated entities (entity) | entity										5
Discontinued Operations | Variable Interest Entity, Primary Beneficiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of consolidated entities (entity) | entity										7